Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Inventories (Tables), Inventories [Text Block]	Philips Group Inventories in millions of EUR 2018 - 2019
	2018	2019
Raw materials and supplies	876	901
Work in process	366	403
Finished goods	1,432	1,469
Inventories	2,674	2,773